Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 1,545,279	$ 828,626	$ 5,487,905	$ 1,555,038
Loss from operations	(1,545,279)	(828,626)	(5,487,905)	(1,555,038)
Other (loss) income:
Change in fair value of warrant liabilities	(2,262,500)	(2,610,000)	(1,700,000)	11,881,250
Forward purchase agreement			(1,500,000)
Gain from forgiveness of deferred underwriting commissions	184,844
Non-redemption consideration	(763,446)
Interest Expense - Promissory Note	(33,736)		(89,408)
Interest earned on cash and investments held in Trust Account	232,724	2,199,882	3,492,690	3,945,497
Total other (loss) income, net	(2,642,114)	(410,118)	203,282	15,826,747
Loss before provision for income taxes	(4,187,393)	(1,238,744)	(5,284,623)	14,271,709
Provision for income taxes	(48,790)	(455,948)	(564,005)	(750,410)
Net loss	$ (4,236,183)	$ (1,694,692)	$ (5,848,628)	$ 13,521,299
Class A Common Stock
Other (loss) income:
Weighted average shares outstanding (in Shares)	2,373,472	21,188,697	8,574,195	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38
Class B Common Stock
Other (loss) income:
Weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38